Statements of Consolidated Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income (loss)	$ (125,107)	$ (97,483)	$ (115,212)
Actuarial gains and losses	240	(430)	(303)
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss	240	(430)	(303)
Currency translation adjustment	(15,238)	19,019	(5,714)
Commodity derivative contracts			17
Other comprehensive income (loss) that will be reclassified subsequently to income or loss	(15,238)	19,019	(5,697)
Total Comprehensive income (loss)	(140,106)	(78,894)	(121,212)
Attributable to shareholders of Cellectis	(127,890)	(62,952)	(108,356)
Attributable to non-controlling interests	$ (12,216)	$ (15,942)	$ (12,856)